Contingencies	9 Months Ended
Dec. 31, 2024
Contingencies
17
. Contingencies
From time to time, the Company is involved in certain claims and legal proceedings arising in the normal course of business.
The Company establishes an accrued liability for claims and legal proceedings when the Company determines that a loss is both probable and the amount of the loss can be reasonably estimated. Once established, accruals are adjusted from time to time, as appropriate, in light of additional information. The amount of any loss ultimately incurred in relation to matters for which an accrual has been established may be higher or lower than the amounts accrued for such matters.

As of December 31, 2024, the Company is not a party to any material pending claims or legal proceeding and is not aware of any other claims that it currently expects will
, individually or in the aggregate, have a material adverse effect on the Company’s financial position, results of operations or cash flows.

Starz Business of Lions Gate Entertainment Corp
Contingencies
1
3
. Contingencies
From time to time, the Starz Business is involved in certain claims and legal proceedings arising in the normal course of business.
The Starz Business establishes an accrued liability for claims and legal proceedings when the Starz Business determines that a loss is both probable and the amount of the loss can be reasonably estimated. Once established, accruals are adjusted from time to time, as appropriate, in light of additional information. The amount of any loss ultimately incurred in relation to matters for which an accrual has been established may be higher or lower than the amounts accrued for such matters.
As of December 31, 2024, the Starz Business is not a party to any material pending claims or legal proceedings and is not aware of any other claims that it currently expects will
, individually or in the aggregate, have a material adverse effect on the Starz Business’s financial position, results of operations or cash flows.